Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended							1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012 Year	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Dec. 31, 2009 Indianapolis Indiana [Member]	Dec. 31, 2010 Bellevue Washington [Member]	Dec. 31, 2010 San Fransico California [Member]	Feb. 28, 2011 Facility One Indianapolis Indiana [Member]	Apr. 30, 2011 Facility Two Indianapolis Indiana [Member]
Accounting Policies [Line Items]
Stock split approved on the Company's outstanding common stock	Two-for-one
Effective date of stock split	Mar. 20, 2012
Allowance for doubtful accounts and future credits		$ 3,900,000		$ 3,000,000	$ 1,300,000
Write offs against the allowance for doubtful accounts		300,000		600,000	700,000
Estimated useful lives of assets, minimum (in Years)		2
Estimated useful lives of assets, maximum (in Years)		10
Intangible assets estimated useful lives, minimum (in Years)		2
Intangible assets estimated useful lives, maximum (in Years)		5
Amortization expense		600,000	600,000	1,100,000	800,000	200,000
Advertising costs		2,500,000	2,500,000	5,500,000	4,800,000	3,200,000
Deferred tax assets, valuation allowance		22,155,000		19,188,000			17,600,000
Valuation Allowance, Amount		22,200,000		19,200,000
Increase in valuation allowance		3,000,000		1,600,000
Percentage of income tax positions likely to be realized		50.00%
Lease incentives received from the lessor								700,000	200,000	100,000
Increase in lease incentives				400,000							300,000	500,000
Extended through the lease term											2021	2016
Tenant improvement allowances				200,000	200,000
Accrued straight - line rent		$ 3,300,000		$ 3,100,000	$ 1,800,000